Net Loss Per Share Attributable to Ordinary Shareholders - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (57,457)	$ (71,728)	$ (96,712)
Denominator:
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders — basic and diluted	556,169,255	375,669,759	68,476,149
Net loss per share attributable to ordinary shareholders — basic and diluted	$ (0.10)	$ (0.19)	$ (1.41)